COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Feb. 02, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Contract term	124 months
Monthly base rent	$ 230
Operating lease costs	23	$ 1,670	$ 820
Estimated monthly property taxes	$ 21
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Term of due of first payment	2 years
Minimum [Member]
Loss Contingencies [Line Items]
Lease payments		60	47
Maximum [Member]
Loss Contingencies [Line Items]
Lease payments		$ 74	$ 55